Simpson Thacher & Bartlett LLP

900 G STREET, NW

WASHINGTON, D.C. 20001

TELEPHONE:

FACSIMILE: +1-202-636-5502

Direct Dial Number +1-202-636-5806	E-mail Address ryan.brizek@stblaw.com

VIA EDGAR

                                         October 1, 2021

Re:	AQR Funds
Securities Act File No. 333-153445
Investment Company Act File No. 811-22235
Post-Effective Amendment No. 139

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Dear Securities and Exchange:

On behalf of AQR Funds (the “Trust”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 139 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to add a new series to the Trust, the AQR Sustainable Long-Short Equity Net Zero Carbon Fund. It is proposed that the Amendment will become effective 75 days after filing pursuant to Rule 485(a)(2) under the 1933 Act on December 15, 2021.

Should members of the staff have any questions or comments concerning the Amendment, they should call the undersigned at (202) 636-5806.

Very truly yours,
Ryan Brizek

cc:	H.J. Willcox, Esq.
Nicole DonVito, Esq.
John Hadermayer, Esq.
David Blass, Esq.

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